SHARE-BASED PAYMENTS (Details)	12 Months Ended
	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2017 GBP (£)
SHARE-BASED PAYMENTS (Details) [Line Items]
Charges to income statement in respect of share-based payment schemes	£ 337,000,000	£ 417,000,000	£ 414,000,000
Charges to income statement in respect of share-based payment schemes - discontinued operations		£ 6,000,000	£ 23,000,000
Save-As-You-Earn [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum monthly scheme savings	£ 500
TimePeriodToUseSavings	6 months
Discounted market price of shares	80.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in Pounds per share) | £ / shares	£ 0.59	£ 0.67
Weighted average remaining contractual life of outstanding share options	2 years 80 days	2 years 58 days
Weighted average fair value at measurement date, share options granted	£ 0.10	£ 0.13
Lloyds Banking Group Executive Share Plan 2003 [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in Pounds per share) | £ / shares	£ 0.60	£ 0.65
Weighted average remaining contractual life of outstanding share options	3 years 292 days	5 years 73 days
Weighted average fair value at measurement date, share options granted	£ 0.59	£ 0.55
Lloyds Banking Group Long-Term Incentive Plan [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted	0.45	0.48
CFO Buyout [Member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Weighted average fair value at measurement date, share options granted	£ 0.55
Number of share options granted in share-based payment arrangement	4,086,632
Free Share Awards [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Maximum Employer Contribution To Free Shares Scheme	£ 3,600
Employer Contribution To Free Shares Scheme	£ 200	£ 200
Number of other equity instruments granted in share-based payment arrangement	22,422,337	21,513,300
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.62	£ 0.67
Matching Shares [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	37,346,812	34,174,161
Weighted Average Fair Value At Date Of Award Of Shares Awarded To Employees Under Matching Shares Scheme	£ 0.56	£ 0.63
Maximum Employer Contribution To Matching Shares Scheme	£ 45
Bottom of range [member] | Save-As-You-Earn [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
ContractTermUnderShareBasedPaymentArrangement	3 years
Fixed Share Awards [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Number of other equity instruments granted in share-based payment arrangement	8,239,332	8,965,562
PercentOfSharesToBeReleasedEachYear	20.00%
2016 [member] | Lloyds Banking Group Long-Term Incentive Plan [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	68.70%
Performance 2017 [Member] | Lloyds Banking Group Long-Term Incentive Plan [member]
SHARE-BASED PAYMENTS (Details) [Line Items]
Awards Vesting Rate	49.70%